Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy on the Timing of Awards of Options and Other Option-Like Instruments
Although we do not have a formal policy or practice with respect to the timing of our equity awards, we generally grant annual equity awards, including stock option grants to our named executive officers, in the first quarter of each fiscal year. In addition, new hires receive equity grants at the time of their hiring. During our fiscal year ended December 31, 2025, our board of directors and our compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During our fiscal year ended December 31, 2025, we did not grant stock options to our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form
10-Q,
10-K
or
8-K
that discloses material nonpublic information.

Award Timing Predetermined	false
Award Timing, How MNPI Considered	we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false